ACCOUNTS RECEIVABLE, NET - Movement of allowance for doubtful accounts (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2024 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Charge to (reversal of) credit losses	¥ 1,614,507	$ (221,187)	¥ 1,051,564
Third Parties
ACCOUNTS RECEIVABLE, NET
Beginning balance	1,968,461	269,678	¥ 995,449	¥ 995,449
Charge to (reversal of) credit losses	1,614,507	221,187		973,012
Foreign currency translation adjustments	0	0
Ending balance	¥ 3,582,968	$ 490,865		¥ 1,968,461